Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment:
Total property and equipment, gross		$ 341	$ 6,486
Less: accumulated depreciation		(333)	(3,152)
Property and equipment, net	$ 3	8	3,334
Lab Equipment
Property and equipment:
Total property and equipment, gross		0	3,063
Leasehold Improvements
Property and equipment:
Total property and equipment, gross		227	3,298
Furniture and Fixtures
Property and equipment:
Total property and equipment, gross		61	68
Computer Equipment [Member]
Property and equipment:
Total property and equipment, gross		53	57
IKENA ONCOLOGY INC
Property and equipment:
Total property and equipment, gross		2,038	5,072
Less: accumulated depreciation		(1,445)	(2,737)
Property and equipment, net	$ 419	593	2,335
IKENA ONCOLOGY INC | Lab Equipment
Property and equipment:
Total property and equipment, gross			2,988
IKENA ONCOLOGY INC | Leasehold Improvements
Property and equipment:
Total property and equipment, gross		1,219	1,219
IKENA ONCOLOGY INC | Electronic Equipment and Software
Property and equipment:
Total property and equipment, gross		408	454
IKENA ONCOLOGY INC | Furniture and Fixtures
Property and equipment:
Total property and equipment, gross		$ 411	$ 411